Intangible assets, net - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets not yet available for use	€ 37.3	€ 34.0
Impairment charges	€ 11.1	€ 9.2	€ 0.0